ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities, Current [Abstract]
Accrued expenses	$ 33,241	$ 16,892
Hedging transaction liability	2,973	857
Uncertain tax positions	1,378	1,098
Total accrued expenses and other current liabilities	$ 37,592	$ 18,847